PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,793	$ 1,778
Less - accumulated depreciation and amortization	1,757	1,751
Property and equipment, net	36	27
Depreciation and amortization expenses	6	13	$ 17
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,725	1,710
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	24	24
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 44	$ 44